Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,683	$ 3,592
Less accumulated depreciation	(2,560)	(2,544)
Property, plant and equipment, net of accumulated depreciation	1,123	1,048	1,070
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	56	60
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	686	679
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	9 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	50 years
Machinery and Installations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,549	2,492
Machinery and Installations [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	2 years
Machinery and Installations [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	10 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	249	273
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	1 year
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Prepayments and Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	143	$ 88